ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial Information of VIE's (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total assets	¥ 175,991		¥ 970,162		$ 25,516
Total liabilities	121,732		823,480		$ 17,649
Net Revenues	102,352	$ 14,840	113,534	¥ 120,175
Net (loss) income	¥ (98,687)	$ (14,308)	2,004	(63,981)
Variable Interest Entity Primary Beneficiary
ORGANIZATION AND PRINCIPAL ACTIVITIES
Total assets			624,715
Total liabilities			616,717
Net Revenues			385,366	411,805
Net (loss) income			¥ 64,544	¥ (44,603)